Available-for-Sale Financial Assets - Summary of Available-for-Sale Financial Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	$ 20,890	$ 705	$ 9,960
Gross carrying amount [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	49,474	1,669	79,880
Allowance for impairment losses [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	$ (28,584)	$ (964)	$ (69,920)